Organization and Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 04, 2022	Feb. 21, 2023	Mar. 31, 2023	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Net Loss			$ 12,300	$ 70,700
Net cash flows used in operating activities			9,400	23,500
Cash			12,900	2,700
Accumulated deficit			231,000	218,600
Proceeds from debt	$ 9,000		9,000
Operating Lease, Right-of-Use Asset			722	798	$ 1,100
Operating Lease, Liability, Current			348	344	$ 1,200
Current portion of lease liability				344
Operating Lease, Liability, Noncurrent			$ 470	$ 558
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		8,300,000
Share price		$ 1.56
Value of shares issued		$ 13,000
Voting rights		Each unit consists of (i) one share of Class A common stock, (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock, each such warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.